Segment And Geographic Information (Profit Or Loss And Assets For Reportable Segment) (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Total revenues		$ 3,651,065	$ 4,033,310	$ 3,797,394
Total Adjusted EBITDA		251,674	344,467	340,561
Depreciation and amortization		(116,811)	(114,860)	(92,328)
Gains from sale or insurance recovery of property and equipment		(29,348)	(31,997)	(34,269)
Gains from sale or insurance recovery of property and equipment		3,379	10,326	3,328
Write-offs of property and equipment		(7,111)	(6,489)	(4,259)
Impairment of long-lived assets	(45,186)	(50,886)	(2,958)	(1,982)
Impairment of goodwill		(2,029)	0	(683)
Stock-based compensation related to the special awards in connection with the initial public offering under the 2011 Plan		(2,503)	(1,964)	(7,997)
One-time expenses related to G&A optimization plan		(4,707)	0	0
ADBV Long-Term Incentive Plan incremental compensation from modification		(149)	0	0
Operating income		70,857	228,522	236,640
Net interest expense		(72,750)	(88,156)	(54,247)
Loss from derivative instruments		(685)	(4,141)	(891)
Foreign currency exchange results		(74,117)	(38,783)	(18,420)
Other non-operating income (expenses), net		146	(848)	(2,119)
Income tax expense		(32,479)	(42,722)	(46,375)
Less: Net income attributable to non-controlling interests		(305)	(18)	(256)
Net (loss) income attributable to Arcos Dorados Holdings Inc.		(109,333)	53,854	114,332
Property and equipment expenditures		169,813	313,462	294,478
Total assets		1,794,780	2,180,259
Total assets, purchase price allocation		(233,963)	(287,113)
Brazil [Member]
Segment Reporting Information [Line Items]
Total revenues		1,816,046	1,842,324	1,797,556
Total Adjusted EBITDA		237,699	245,957	240,954
Depreciation and amortization		(60,261)	(57,818)	(47,659)
Property and equipment expenditures		100,455	127,743	133,734
Total assets		833,334	907,406
Caribbean Division [Member]
Segment Reporting Information [Line Items]
Total revenues		594,220	830,447	754,730
Total Adjusted EBITDA		(8,136)	67,180	69,109
Depreciation and amortization		(29,142)	(28,663)	(26,164)
Property and equipment expenditures		18,717	99,565	51,972
Total assets		444,641	692,689
NOLAD [Member]
Segment Reporting Information [Line Items]
Total revenues		385,114	407,772	384,041
Total Adjusted EBITDA		27,701	27,397	26,738
Depreciation and amortization		(28,565)	(28,597)	(26,628)
Property and equipment expenditures		23,680	32,533	36,759
Total assets		360,644	412,466
SLAD [Member]
Segment Reporting Information [Line Items]
Total revenues		855,685	952,767	861,067
Total Adjusted EBITDA		87,976	105,495	93,756
Depreciation and amortization		(19,989)	(23,172)	(18,867)
Property and equipment expenditures		25,423	51,337	69,672
Total assets		291,473	340,795
Others [Member]
Segment Reporting Information [Line Items]
Property and equipment expenditures		1,538	2,284	2,341
Total Reportable Segments [Member]
Segment Reporting Information [Line Items]
Total Adjusted EBITDA		345,240	446,029	430,557
Depreciation and amortization		(137,957)	(138,250)	(119,318)
Total assets		1,930,092	2,353,356
Corporate and Others [Member]
Segment Reporting Information [Line Items]
Total Adjusted EBITDA		(93,566)	(101,562)	(89,996)
Depreciation and amortization		(8,202)	(8,607)	(7,279)
Total assets		$ 98,651	$ 114,016